Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Remuneration of Key Managements Personnel [Abstract]
Contribution pension schemes	$ 21	$ 25	$ 32